BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2024
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
NOTE 17. BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
As of December 31, 2024 and 2023, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2024	December 31, 2023
In millions of COP
Obligations granted by foreign banks	10,619,033	9,139,834
Obligations granted by domestic banks(1)	5,070,499	6,508,772
Total borrowings from other financial institutions	15,689,532	15,648,606
(1)Decrease due to prepayments of obligations mainly with Banco de Comercio Exterior de Colombia (Bancoldex), due to liquidity strategy.

Obligations granted by foreign banks
As of December 31, 2024

Financial entity	Rate Minimum	Rate Maximum	December 31, 2024
In millions of COP
Financing with Correspondent Banks and Multilateral Entities(1)	1.50%	8.99%	9,959,214
Banco Interamericano de Desarrollo (BID)	8.47%	9.62%	614,946
Banco Latinoamericano de Comercio Exterior (Bladex)	5.80%	5.80%	44,873
Total			10,619,033
(1) In 2024, prepayments are made on loans with foreign banks with Barclays Bank PLC for USD50,000 and Bank of America for USD150,000 which were designated as hedges. See Note 5.3. Hedge accounting.
As of December 31, 2023

Financial entity	Rate Minimum	Rate Maximum	December 31, 2023
In millions of COP
Financing with Correspondent Banks and Multilateral Entities(1)	1.21%	10.06%	8,566,580
Banco Interamericano de Desarrollo (BID)	9.50%	10.64%	532,899
Banco Latinoamericano de Comercio Exterior (Bladex)	6.91%	6.91%	40,355
Total			9,139,834
(1) At Bancolombia S.A. USD200 million were designated as coverage of net investment abroad. See Note 5.3 Hedge accounting.
The maturities of the financial obligations with foreign entities as of December 31, 2024 and 2023 are the following:

Foreign	December 31, 2024	December 31, 2023
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	7,428,943	3,813,504
More than twelve months after the reporting period(1)	3,190,090	5,326,330
Total	10,619,033	9,139,834
(1) In 2024, prepayments are made on loans with foreign banks with Barclays Bank PLC for USD50,000 and Bank of America for USD150,000 which were designated as hedges. See Note 5.3. Hedge accounting.
Obligations granted by domestic banks
As of December 31, 2024

Financial entity	Rate Minimum	Rate Maximum	December 31, 2024
In millions of COP
Financiera de desarrollo territorial (Findeter)	4.15%	17.21%	2,239,644
Fondo para el financiamiento del sector agropecuario (Finagro)	5.09%	13.59%	1,363,891
Banco de comercio exterior de Colombia (Bancoldex)(1)	2.17%	17.50%	399,266
Other private financial entities	5.11%	13.01%	1,067,698
Total			5,070,499
(1)Decrease due to prepayments of obligations mainly with Banco de Comercio Exterior de Colombia (Bancoldex), due to liquidity strategy.
As of December 31, 2023

Financial entity	Rate Minimum	Rate Maximum	December 31, 2023
In millions of COP
Financiera de desarrollo territorial (Findeter)	8.15%	20.85%	2,530,570
Fondo para el financiamiento del sector agropecuario (Finagro)	8.37%	15.88%	1,509,594
Banco de comercio exterior de Colombia (Bancoldex)	2.17%	21.46%	1,404,873
Other private financial entities	12.88%	16.67%	1,063,735
Total			6,508,772
The maturities of financial obligations with domestic banks as of December 31, 2024 and 2023, are as follows:

Domestic	December 31, 2024	December 31, 2023
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	679,069	767,470
More than twelve months after the reporting period(1)	4,391,430	5,741,302
Total	5,070,499	6,508,772
(1) Decrease due to prepayments of obligations mainly with Banco de Comercio Exterior de Colombia (Bancoldex), due to liquidity strategy.
As of December 31, 2024 and 2023, there were some financial covenants, mainly regarding capital adequacy ratios, past due loans and allowances, linked to some of the aforementioned outstanding credit facilities. None of these covenants had been breached nor were the related obligations past due.